Filed under Rules 497(e) and 497(k)

Registration Nos. 002-83631

333-53589

VALIC Company I

Capital Conservation Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

VALIC Company II

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Strategic Bond Fund

U.S. Socially Responsible Fund

(each, a “Fund”)

Supplement to the Summary Prospectus and Prospectus of each Fund,

as supplemented and amended to date

The Board of Directors of VALIC Company I (“VC I”), on behalf of each of the Capital Conservation Fund, the Small Cap Aggressive Growth Fund and the Small Cap Fund, and the Board of Trustees of VALIC Company II (“VC II”), on behalf of each of the Aggressive Growth Lifestyle Fund, the Capital Appreciation Fund, the Conservative Growth Lifestyle Fund, the Core Bond Fund, the High Yield Bond Fund, the International Opportunities Fund, the Mid Cap Value Fund, the Moderate Growth Lifestyle Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Strategic Bond Fund and the U.S. Socially Responsible Fund, (each, a “Target Fund”), have each determined that it is in the best interests of each of its respective Target Funds to reorganize into a shell series of VC I (each, a “Shell Acquiring Fund”), as shown in the table below. Each Shell Acquiring Fund in the table below will have the same investment objectives, strategies and policies as the Target Fund of the same name.

Target Fund	Shell Acquiring Fund
Aggressive Growth Lifestyle Fund, a series of VC II	Aggressive Growth Lifestyle Fund, a series of VC I
Capital Appreciation Fund, a series of VC II	Capital Appreciation Fund, a series of VC I

Capital Conservation Fund, a series of VC I	Core Bond Fund, a series of VC I
Conservative Growth Lifestyle Fund, a series of VC II	Conservative Growth Lifestyle Fund, a series of VC I
Core Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
High Yield Bond Fund, a series of VC II	High Yield Bond Fund, a series of VC I
International Opportunities Fund, a series of VC II	International Opportunities Fund, a series of VC I
Mid Cap Value Fund, a series of VC II	Mid Cap Value Fund, a series of VC I
Moderate Growth Lifestyle Fund, a series of VC II	Moderate Growth Lifestyle Fund, a series of VC I
Small Cap Aggressive Growth Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Fund, a series of VC I	Small Cap Growth Fund, a series of VC I
Small Cap Growth Fund, a series of VC II	Small Cap Growth Fund, a series of VC I
Small Cap Value Fund, a series of VC II	Small Cap Value Fund, a series of VC I
Strategic Bond Fund, a series of VC II	Core Bond Fund, a series of VC I
U.S. Socially Responsible Fund, a series of VC II	U.S. Socially Responsible Fund, a series of VC I

In addition, the Board of Trustees of VC II has determined that it is in the best interests of the Government Money Market II Fund to reorganize into the Government Money Market I Fund, an existing series of VC I (the “Existing Acquiring Fund”). Each proposed transaction is referred to as a “Reorganization” and each Shell Acquiring Fund and the Existing Acquiring Fund is referred to as an “Acquiring Fund.”

In each Reorganization, all of the Target Fund’s assets and liabilities would be transferred to the respective Acquiring Fund in exchange for shares of the Acquiring Fund. If the Reorganization is completed, shareholders of the Target Fund will receive shares of the respective Acquiring Fund, the total value of which will be equal to the total value of their shares of the Target Fund on the date of the Reorganization, after which the Target Fund will cease operations.

Each Target Fund expects to convene a special meeting of its shareholders on or about May 11, 2021 to vote on the approval of its Reorganization. Shareholders of record of each Target Fund as of February 26, 2021 (the “Record Date”), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization. The Reorganization of one Target Fund is not contingent upon the Reorganization of any other Target Fund.

Until a Reorganization is completed, each Target Fund will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: January 27, 2021

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.